The Adirondack Small Cap Fund
Adirondack Funds The Adirondack Small Cap Fund Ticker: (ADKSX)
Investment Objective
The objective of the Fund is long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you will pay if you purchase shares of the Adirondack Small Cap Fund.
Shareholder Fees (Paid directly from your investment):
Shareholder Fees (USD $)	The Adirondack Small Cap Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed within 30 days)	1.00%
Exchange Fee	none

Annual Fund Operating Expenses		The Adirondack Small Cap Fund
Management Fees		1.25%
Distribution (and/or Service) (12b-1) Fees		none
Other Expenses		0.39%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses		1.66%
Less Fee Reduction and/or Expense Reimbursement	[2]	(0.16%)
Total Annual Fund Operating Expenses after Waiver and/or Reimbursement		1.50%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Adirondack Research & Management Inc. has contractually agreed to defer its management fee and reimburse expenses to the extent necessary to maintain the Fund's total annual operating expenses (excluding brokerage costs, borrowing costs (such as interest and dividends on securities sold short), taxes, extraordinary expenses, and costs of acquired funds) at 1.48% until July 31, 2012. The agreement may be terminated by the Fund's Board of Trustees on 60 days' written notice to the advisor. Any reduction by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred, if the Fund is able to make the repayment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, with the exception of the “1 year” example, which has been calculated to reflect the advisor’s contractual agreement to reduce management fees and reimburse expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
The Adirondack Small Cap Fund	153	491	871	1,938

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.95% of the average value of its portfolio.

Principal Investment Strategy

The Fund seeks to achieve its objective by investing in a diversified portfolio of undervalued common stocks of small capitalization companies as determined by the Fund’s investment advisor.  Small capitalization companies are defined by the investment advisor as companies with market capitalizations of less than $3 billion at acquisition.  Under normal circumstances, at least 80% of the Fund’s total assets will be invested in common stocks of small capitalization companies. The Fund may invest up to 15% of its total assets in sponsored American Depositary Receipts (“ADRs”) issued by foreign companies.  The advisor employs a contrarian selection strategy, which primarily focuses on out-of-favor securities. Market expectations for such companies are low, resulting in attractive valuations in certain cases.  To find such stocks, the advisor uses screens that include key valuation metrics such as price-to-book value, price-to-cash flow, price-to revenue and price-to-earnings. The advisor establishes price targets before securities are purchased and re-evaluates these price targets quarterly, or more frequently if conditions warrant. When price targets are reached the position is sold. In addition, the advisor will reduce positions that exceed 5% of the portfolio and sell those securities when the original investment rationale is no longer justified due to either company specific or industry issues.

Principal Risks of Investing in the Fund

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the Fund’s investments.  There is risk that these and other factors may adversely affect the Fund’s performance.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  You may lose money by investing in the Fund.

Risks of Investing in Common Stocks

The Fund invests primarily in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing.  These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Risk

To the extent the Fund invests in foreign securities by purchasing American Depositary Receipts, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers.  These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.  These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading and taxation issues.

Risks of Smaller-Sized Companies

To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks.  The earnings and prospects of these companies are more volatile than larger companies.  Smaller-sized companies may experience higher failure rates than do larger companies.  Smaller-sized companies may have limited markets, product lines or financial resources and may lack management experience.

Value Investing Risk

Value investing attempts to identify companies selling at a discount to their intrinsic value.  Value investing may also involve the purchase of securities that are disfavored in the market or companies whose value the advisor believes is not fully recognized by the investing public.  Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the advisor to be undervalued may actually be appropriately priced.

Sector Risk

Sector risk is the possibility that stocks within the same group of industries will decline in price due to sector-specific market or economic developments.  If the advisor invests a significant portion of its assets in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. Focusing on investments in certain industries subjects the Fund to the risk that companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment.  The Fund may invest heavily in technology stocks; however, the sectors in which the Fund may be overweighted will vary.

Fund Management Risk

The advisor’s strategy of investing in undervalued securities may fail.  The advisor may be incorrect in its assessment of the intrinsic value of the companies in which the Fund invests, or value stocks may be out of favor with investors.  The Fund may underperform and you may lose money.

Risk/Return Bar Chart and Table

The bar chart and performance table below show the variability of the returns of the Fund, which is one indicator of the risks of investing in the Fund.  The bar chart shows changes in the annual returns of the Fund for each full calendar year of operations.  The performance table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index.  The Fund’s past performance (before and after taxes) does not necessarily reflect how the Fund will perform in the future.  Updated performance information is available at www.adirondackfunds.com or by calling 1-888-686-2729.

Year-by-Year Total Returns for years ended 12/31

During the periods shown in the bar chart, the highest quarterly return was 41.32% for the quarter ended 2009-06-30 June 30, 2009 and the lowest quarterly return was -22.03% for the quarter ended December 31, 2008. 2008-12-31 The return for the period from January 1, 2011 to June 30, 2011 was 4.49%.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns	1 Year	5 Years	Since Inception
The Adirondack Small Cap Fund - Comparison Index - Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)	24.50%	3.52%	4.64%	[1]
The Adirondack Small Cap Fund	31.23%	8.15%	9.97%	[1]
The Adirondack Small Cap Fund Return After Taxes on Distributions	31.19%	7.73%	9.59%	[1]
The Adirondack Small Cap Fund Return After Taxes on Distributions and Sale of Fund Shares	20.30%	6.64%	8.23%	[1]
[1]	The Fund commenced operations on April 6, 2005.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.